As filed with the Securities and Exchange Commission on September 24, 2010

1933 Act Registration No. 333-167725

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.

☒	Post-Effective Amendment No. 2

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, California 94111

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: (800) 766-3863 with a copy to:

TERRY R. OTTON c/o RS Investments 388 Market Street San Francisco, California 94111 (Name and address of agent for service)	TIMOTHY W. DIGGINS, Esq. Ropes & Gray LLP One International Place Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

This filing is being made solely for the purpose of adding the final opinion and related consent of counsel as to tax matters as exhibits to the Part C of the Registration Statement.  No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART A: INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of RS Investment Trust (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on July 23, 2010 (File No. 333-167725, Accession No. 0001104659-10-039358).

PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Registrant under the Securities Act of 1933, as amended, filed with the SEC on July 23, 2010 (File No. 333-167725, Accession No. 0001104659-10-039358).

RS INVESTMENT TRUST

FORM N-14

PART C

OTHER INFORMATION

Item 15.  INDEMNIFICATION

Under the terms of Registrant’s By-laws, Article VI, Registrant is required, subject to certain exceptions and limitations, to indemnify its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Registrant, at its expense, provides liability insurance for the benefit of its Trustees and officers. Under the terms of Registrant’s Agreement and Declaration of Trust, Article VII, Section 3, Registrant is required, subject to certain exceptions and limitations, to indemnify its trustees, officers and employees.

The Registrant, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Item 16.  EXHIBITS

(1)                                                          (a)  Amended and Restated Agreement and Declaration of RS Investment Trust (the “Trust” or “Registrant”). (B)

(b)  Amendment to Amended and Restated Agreement and Declaration of Trust of Registrant. (B)

(c)  Amendment to Amended and Restated Agreement and Declaration of Trust of Registrant. (I)

(2)                                                          By-Laws of the Registrant as amended through November 7, 2007.  (I)

(3)                                                          Voting trust agreement affecting more than 5% of any class of equity securities (None)

(4)                                                          Agreement and Plan of Reorganization.  (filed as Appendix A to Part A hereof)

(5)                                                          (a)  Specimen Share Certificate. (A)

(b)  Portions of Agreement and Declaration of Trust Pertaining to Shareholders’ Rights.  (B)

(b)  Portions of By-Laws Pertaining to Shareholders’ Rights.  (I)

(6)                                                          (a)  Amended and Restated Investment Advisory Agreement between RS Investment Management Co. LLC and Registrant.  (E)

(b)  Amended and Restated Annex A to Investment Advisory Agreement.  (M)

(7)                                                          (a)  Distribution Agreement with Guardian Investor Services LLC.  (D)

(b)  Amended and Restated Annex A to Distribution Agreement.  (M)

(8)                                                          Bonus, profit-sharing or pension plans.  (None)

(9)                                                          (a)  Master Custodian Agreement between Registrant, RS Variable Products Trust, and State Street Bank and Trust Company.  (F)

(b)  Amendment to Master Custodian Agreement.  (J)

(c)  Letter, dated August 12, 2010, to State Street Bank and Trust Company, as Custodian, relating to RS Capital Appreciation Fund.  (M)

(10)                                                    (a)  Amended and Restated Distribution Plan pursuant to Rule 12b-1.  (C)

(b)  18f-3 Plan.  (C)

(11)                                                    Opinion and Consent of Counsel as to the legality of securities being registered. (K)

(12)                                                    (a)  Opinion of Counsel as to tax matters. (filed herewith).

(b)  Consent of Counsel as to filing of the opinion of Counsel as to tax matters. (filed herewith).

(13)                                                    (a)  Transfer Agency and Services Agreement between Boston Financial Data Services and Registrant. (H)

(b)  Administration Agreement between Registrant, RS Variable Products Trust, and State Street Bank and Trust Company.  (G)

(c)  Letter, dated August 12, 2010 to State Street Bank and Trust Company, as Administrator, relating to RS Capital Appreciation Fund.  (M)

(14)                                                    Consent of Independent Accountants. (L)

(15)                                                    Financial Statements omitted pursuant to Item 14(a)(1).  (None)

(16)                                                    (a)  Powers of Attorney for the Board of Trustees of the Registrant.  (K)

(b)  Power of Attorney for Terry R. Otton. (L)

(17)                                                    (a)  Prospectus of Oak Value Fund, dated November 1, 2009.  (K)

(b)  Statement of Additional Information of Oak Value Fund, dated November 1, 2009.  (K)

(c)  Annual Report to Shareholders of Oak Value Fund for the fiscal year ended June 30, 2009.  (K)

(d)  Semi-Annual Report to Shareholders of Oak Value Fund for the period ended December 31, 2009.  (K)

Incorporated by a reference to corresponding exhibits:

(A)         Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on August 12, 1987.

(B)           Previously filed as part of the Post-Effective Amendment No. 34 to the Trust’s Registration Statement on March 4, 1999. (Accession No. 0001047469-99-008510)

(C)           Previously filed as part of the Post-Effective Amendment No. 56 to the Trust’s Registration Statement on September 28, 2006.  (Accession No. 0001104659-06-063790)

(D)          Previously filed as part of the Post-Effective Amendment No. 59 to the Trust’s Registration Statement on November 1, 2006.  (Accession No. 0001104659-06-070319)

(E)            Previously filed as part of the Post-Effective Amendment No. 64 to the Trust’s Registration Statement on March 2, 2007.  (Accession No. 0001104659-07-015996)

(F)            Previously filed as part of the Post-Effective Amendment No. 68 to the Trust’s Registration Statement on May 9, 2007.  (Accession No. 0001104659-07-037658)

(G)           Previously filed as part of the Post-Effective Amendment No. 69 to the Trust’s Registration Statement on July 23, 2007.  (Accession No. 0001104659-07-055269)

(H)          Previously filed as part of the Post-Effective Amendment No. 72 to the Trust’s Registration Statement on September 16, 2008.  (Accession No. 0001193125-08-196596)

(I)               Previously filed as part of the Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2009.  (Accession No. 0001193125-09-040814)

(J)              Previously filed as part of the Post-Effective Amendment No. 78 to the Trust’s Registration Statement on December 23, 2009.  (Accession No. 0001193125-09-259345)

(K)          Previously filed as part of the Trust’s Registration Statement on Form N-14 on June 23, 2010. (Accession No. 0001193125-10-145101)

(L)            Previously filed as part of the Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 on July 23, 2010.  (Accession No. 0001104659-10-039358)

(M)       Previously filed as part of the Post-Effective Amendment No. 84 to the Trust’s Registration Statement on August 17, 2010. (Accession No. 0001193125-10-191398)

Item 17.  UNDERTAKINGS

(1)                                                                                  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                                                                  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

As required by the Securities Act of 1933 (the “Securities Act”), the Registrant, RS Investment Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 2 under the Securities Act to be signed on its behalf by the undersigned, thereto duly authorized, in the city of San Francisco and State of California, on the 24th day of September, 2010.

RS Investment Trust

By:	/s/ TERRY R. OTTON
Terry R. Otton
Title:	President and Principal Executive Officer

As required by the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/S/ TERRY R. OTTON	Trustee, President and Principal Executive Officer	September 24, 2010
Terry R. Otton

JAMES E. KLESCEWSKI*	Treasurer and Principal Financial and Accounting Officer	September 24, 2010
James E. Klescewski

JUDSON BERGMAN*	Trustee	September 24, 2010
Judson Bergman

KENNETH R. FITZSIMMONS, JR.*	Trustee	September 24, 2010
Kenneth R. Fitzsimmons, Jr.

ANNE M. GOGGIN*	Trustee	September 24, 2010
Anne M. Goggin

DENNIS J. MANNING*	Trustee	September 24, 2010
Dennis J. Manning

CHRISTOPHER C. MELVIN*	Trustee	September 24, 2010
Christopher C. Melvin

GLORIA S. NELUND*	Trustee	September 24, 2010
Gloria S. Nelund

JOHN P. ROHAL*	Trustee	September 24, 2010
John P. Rohal

* By:	/s/ BENJAMIN L. DOUGLAS
Benjamin L. Douglas
Attorney-in-Fact pursuant to the powers of attorney filed herewith.

EXHIBIT INDEX

RS INVESTMENT TRUST

Exhibit No.	Title of Exhibit
(12)(a)	Opinion of Counsel as to tax matters.
(12)(b)	Consent of Counsel as to filing of the opinion of Counsel as to tax matters.